VESSELS AND EQUIPMENT, NET VESSELS & EQUIPMENT (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2017	2,577,293	(235,163)	2,342,130
Depreciation	—	(47,719)
Purchase of vessels and equipment	435	—
Transfers from Newbuildings	231,861	—
Balance at June 30, 2018	2,809,589	(282,882)	2,526,707